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                       State Farm Variable Product Trust
                              One State Farm Plaza
                           Bloomington, Illinois 61710

                                   May 4, 2000



BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Ladies and Gentlemen:


                        STATE FARM VARIABLE PRODUCT TRUST
                       1933 ACT REGISTRATION NO. 333-22467
                       1940 ACT REGISTRATION NO. 811-08073

     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, State Farm Variable Product Trust (the "Trust") certifies that:

     a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

     b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on April 28, 2000.

                                         Very truly yours,

                                         STATE FARM VARIABLE PRODUCT TRUST

                                         /s/ David Moore

                                         David Moore
                                         Assistant Secretary